FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) € in Thousands, R$ in Thousands	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Derivatives financial instruments
Current		R$ 5,902	R$ 19,282
Non Current		63,514	52,881
Current		(8,864)	(1,921)
Non Current		(66,116)	(54,212)
Total		(5,564)	16,030
Carrying amount		13,239,166	13,824,673	R$ 6,139,437
Foreign currency swaps maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA
Derivatives financial instruments
Notional Value		246,816
Carrying amount		276,167
Foreign currency swaps (Euro and CDI x Euro) maturing through February 19, 2021
Derivatives financial instruments
Notional Value		92,924
Carrying amount		92,928
Foreign currency swaps (US$ and CDI x US$) maturing through February 19, 2021
Derivatives financial instruments
Currency risk affecting net amount payable		51,545
Currency risk affecting net amount receivable | €	€ 51,545
Foreign currency swaps (NDF US$ x R$) with maturity up to June 11, 2021
Derivatives financial instruments
Notional Value		119,838
Book value of exchange risk		119,838
Assets position
Derivatives financial instruments
Notional Value		411,650	515,261
Accumulated effects from fair value Amount receivable or payable		69,416	72,163
Current		5,902	19,282
Non Current		63,514	52,881
Assets position | Floating interest rate
Derivatives financial instruments
Notional Value		44,560	369,491
Accumulated effects from fair value Amount receivable or payable		127	1,818
Assets position | CDI
Derivatives financial instruments
Notional Value		44,560	369,491
Accumulated effects from fair value Amount receivable or payable		127	1,818
Assets position | Inflation rates
Derivatives financial instruments
Notional Value		50,768	72,980
Accumulated effects from fair value Amount receivable or payable		68,024	70,345
Assets position | IPCA
Derivatives financial instruments
Notional Value		50,768	72,980
Accumulated effects from fair value Amount receivable or payable		68,024	70,345
Assets position | Foreign currency
Derivatives financial instruments
Notional Value		316,322	72,790
Accumulated effects from fair value Amount receivable or payable		1,265
Assets position | NDF US$
Derivatives financial instruments
Notional Value		126,706
Accumulated effects from fair value Amount receivable or payable		71
Assets position | US Dollar
Derivatives financial instruments
Notional Value		97,753	72,790
Accumulated effects from fair value Amount receivable or payable		306
Assets position | Euro
Derivatives financial instruments
Notional Value		91,863
Accumulated effects from fair value Amount receivable or payable		888
Liabilities position
Derivatives financial instruments
Notional value for liabilities position		(411,650)	(515,261)
Short position		(74,980)	(56,133)
Current		(8,864)	(1,921)
Non Current		(66,116)	(54,212)
Liabilities position | Floating interest rate
Derivatives financial instruments
Notional value for liabilities position		(240,384)	(145,770)
Short position		(67,609)	(56,133)
Liabilities position | Fixed rate
Derivatives financial instruments
Notional value for liabilities position		(126,706)
Accumulated effects from fair value Amount receivable or payable		(6,662)
Liabilities position | NDF US$
Derivatives financial instruments
Notional value for liabilities position		(126,706)
Accumulated effects from fair value Amount receivable or payable		(6,662)
Liabilities position | CDI
Derivatives financial instruments
Notional value for liabilities position		(240,384)	(145,770)
Short position		(67,609)	(56,133)
Liabilities position | Foreign currency
Derivatives financial instruments
Notional value for liabilities position		(44,560)	(369,491)
Short position		(709)
Liabilities position | US Dollar
Derivatives financial instruments
Notional value for liabilities position		(44,560)	(365,161)
Short position		R$ (709)
Liabilities position | Euro
Derivatives financial instruments
Notional value for liabilities position			R$ (4,330)